UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                02/13/2012
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  83
                                         ---------------
Form 13F Information Table Value Total:  $97,392
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
12/31/2011
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101     295.45395           3615      Sole            3615
A T & T Inc new                  COMMON STOCK   00206r102       229.824           7600      Sole            7600
Abbott Labs                      COMMON STOCK   002824100      598.2872          10640      Sole           10640
Altria Group Inc                 COMMON STOCK   02209S103       471.435          15900      Sole           15900
Apache Corp                      COMMON STOCK   037411105    1058.78962          11689      Sole           11389             300
Aqua America Inc                 COMMON STOCK   03836W103      261.7335          11870      Sole           11870
Archer Daniels Midland           COMMON STOCK   039483102      1043.328          36480      Sole           35480            1000
Bank Of Montreal                 COMMON STOCK   063671101     753.91155          13755      Sole           13280             475
Barrick Gold Corp                COMMON STOCK   067901108    1847.87425          40837      Sole           39837            1000
Bed Bath & Beyond Inc            COMMON STOCK   075896100      479.9916           8280      Sole            8075             205
Berkshire Hathaway Cl B          COMMON STOCK   084670702      309.6254           4058      Sole            4058
Bristol Myers Squibb Company     COMMON STOCK   110122108       233.465           6625      Sole            6625
Canadian Natl Railway Co         COMMON STOCK   136375102       219.968           2800      Sole            2800
Caterpillar Inc                  COMMON STOCK   149123101      1305.546          14410      Sole           14180             230
Chevron Corp                     COMMON STOCK   166764100     1298.5056          12204      Sole           12204
Cimarex Energy Co                COMMON STOCK   171798101     1589.3444          25676      Sole           24901             775
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101    3079.65245         157045      Sole          154270            2775
Coca Cola Co                     COMMON STOCK   191216100      489.9396      7002.1381      Sole       7002.1381
ConocoPhillips                   COMMON STOCK   20825c104      275.4486           3780      Sole            3780
Covidien Ltd                     COMMON STOCK   G2554F113     956.68755          21255      Sole           20660             595
CVS/Caremark Corp                COMMON STOCK   126650100      230.6109           5655      Sole            5655
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1912.13766          21873      Sole           21298             575
Disney                           COMMON STOCK   254687106     1151.7375          30713      Sole           29963             750
Duke Energy Corp                 COMMON STOCK   26441c105        497.42          22610      Sole           22610
EOG Resources Inc                COMMON STOCK   26875p101      300.4555           3050      Sole            3050
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105    2239.66808          14456      Sole           13981             475
Exxon Mobil Corp                 COMMON STOCK   30231G102      3081.026          36350      Sole           36350
FedEx Corporation                COMMON STOCK   31428x106      845.9563          10130      Sole            9855             275
General Electric Co              COMMON STOCK   369604103    2049.96069         114459      Sole          112034            2425
Google Inc CL A                  COMMON STOCK   38259P508      959.1615           1485      Sole            1420              65
Home Depot Inc                   COMMON STOCK   437076102      912.4782          21705      Sole           21230             475
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406      601.8276          15796      Sole           15395             401
Humana Inc                       COMMON STOCK   444859102     606.69925           6925      Sole            6675             250
Intel Corp                       COMMON STOCK   458140100      304.3375          12550      Sole           12550
International Business Machine   COMMON STOCK   459200101    1177.59994      6404.1763      Sole       6264.1763             140
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457      4224.662          49996      Sole           46996            3000
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432     5006.4125          41290      Sole           40550             740
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440      364.2165           3450      Sole            3450
iShares Barclays Aggregate Bon   COMMON STOCK   464287226    1044.39825           9473      Sole            8273            1200
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    3078.78873     26384.3408      Sole      25253.3408            1131
iShares iBoxx $ Invest Grade C   COMMON STOCK   464287242       238.896           2100      Sole            2100
iShares MSCI ACWI Index          COMMON STOCK   464288257    1994.47232          47296      Sole           47171             125
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465     410.20746           8282      Sole            8282
iShares MSCI Japan Index Fd      COMMON STOCK   464286848     351.87375          38625      Sole           38625
iShares Russell 3000 Value       COMMON STOCK   464287663      334.6385           4025      Sole            4025
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    2443.22218          64397      Sole           62497            1900
J P Morgan Chase & Co            COMMON STOCK   46625H100    1159.12825          34861      Sole           33921             940
Johnson & Johnson                COMMON STOCK   478160104    1641.53298          25031      Sole           24456             575
Kraft Foods Inc Cl A             COMMON STOCK   50075N104     222.25464           5949      Sole            5949
Layne Christensen Company        COMMON STOCK   521050104      679.5118          28079      Sole           27379             700
Marathon Petroleum Corporation   COMMON STOCK   56585A102     211.35821           6349      Sole            6349
MasterCard Inc                   COMMON STOCK   57636Q104    1503.58306           4033      Sole            3938              95
McDonalds Corp                   COMMON STOCK   580135101     2753.0552          27440      Sole           26865             575
Merck & Co                       COMMON STOCK   58933Y105      576.2068          15284      Sole           15284
Microchip Technology Inc         COMMON STOCK   595017104     1810.9872          49440      Sole           48440            1000
Microsoft Corp                   COMMON STOCK   594918104       837.859          32275      Sole           31625             650
Molex Incorporated               COMMON STOCK   608554101       1085.63          45500      Sole           44375            1125
National Fuel Gas                COMMON STOCK   636180101      230.3791           4145      Sole            4145
NextEra Energy Inc               COMMON STOCK   65339f101    1731.91424          28448      Sole           27698             750
Novartis AG ADS                  COMMON STOCK   66987v109    1878.89205          32865      Sole           32065             800
PartnerRe Ltd                    COMMON STOCK   G6852T105      1053.044          16400      Sole           16150             250
PepsiCo Inc                      COMMON STOCK   713448108    1520.27755          22913      Sole           22438             475
Pfizer                           COMMON STOCK   717081103     844.41444          39021      Sole           38271             750
Philip Morris International      COMMON STOCK   718172109      339.8184           4330      Sole            4330
Plum Creek Timber Co             COMMON STOCK   729251108       752.222          20575      Sole           19975             600
Procter & Gamble Co              COMMON STOCK   742718109       660.429           9900      Sole            9900
Rayonier Inc                     COMMON STOCK   754907103     423.13703           9481      Sole            9481
Rockwell Collins                 COMMON STOCK   774341101     829.88556          14988      Sole           14613             375
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     1589.2065          12663      Sole           12160             503
Schlumberger Ltd                 COMMON STOCK   806857108    1094.80437          16027      Sole           15702             325
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503     7401.0915         183150      Sole          179450            3700
Spectra Energy Corp              COMMON STOCK   847560109     313.49625          10195      Sole           10195
Starwood Property Trust, Inc.    COMMON STOCK   85571B105     1013.4225          54750      Sole           53600            1150
TE Connectivity Ltd.             COMMON STOCK   H84989104      771.1743          25030      Sole           24540             490
Time Warner Cable Inc            COMMON STOCK   88732J207     304.18245           4785      Sole            4560             225
Vectren Corp Indiana             COMMON STOCK   92240G101     219.65118           7266      Sole            7266
Verizon Communications           COMMON STOCK   92343v104     405.97428          10119      Sole           10119
Vodafone Group PLC               COMMON STOCK   92857w209    1834.17108          65436      Sole           63861            1575
Wal-Mart Stores                  COMMON STOCK   931142103     1453.9608          24330      Sole           23580             750
Wells Fargo & Co                 COMMON STOCK   949746101    1257.31476          45621      Sole           44496            1125
Western Gas Partners LP          COMMON STOCK   958254104     646.90725          15675      Sole           15285             390
WisTr China Yuan Fd              COMMON STOCK   97717W182    1512.58393          60047      Sole           58482            1565
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867      1667.136          34275      Sole           34225              50